Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Dec. 31, 2021
Disclosure of accounting judgements and estimates [text block] [Abstract]
Significant accounting judgments, estimates and assumptions
3.	Significant accounting judgments, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur. The most significant estimate considered by the Company’s Management in relation to the consolidated financial statements refers to the evaluation of the impairment of long-lived assets, see notes 2.3.2, 2.3.12, 10 and 11.